Balance Sheet Components - Other Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Tax credit receivable	$ 150,601	$ 178,140	$ 97,956
Prepaid Sponsorship			100,000
Other assets	$ 150,601	$ 178,140	$ 197,956